Note 6 - Stock-Based Compensation Expense - 10Q (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement, Expense			$ 528,644	$ 1,074,957
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount	$ 2,200,000		$ 515,969
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition	2 years 4 months 24 days		1 year 9 months 18 days
Expense Related To Consulting And Investment Banking Agreements [Member]
Share-Based Payment Arrangement, Expense	$ 0	$ 54,167
Share-Based Payment Arrangement, Option [Member]
Share-Based Payment Arrangement, Expense	$ 292,744	$ 103,569	$ 474,477	$ 855,124